EQUITY	12 Months Ended
Dec. 31, 2022
Equity [abstract]
EQUITY	EQUITY
The partnership’s capital structure is comprised of five classes of partnership units: GP Units, LP Units, REUs, Special LP Unit and FV LTIP Units. In addition, the partnership issued Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 in the first quarter of 2019, Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 in the third quarter of 2019 and Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 in the first quarter of 2020 (“Preferred Equity Units”).

As part of the Privatization, the partnership fully redeemed two classes of partnership units: Exchange LP Units and BPYU Units. Refer to Note 3, Privatization of the Partnership for discussion of the impacts of the privatization to the partnership’s equity structure.

a)General and limited partnership units
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2022	2021	2020	2022	2021	2020
Outstanding, beginning of year	139	139	139	298,987	435,980	439,802
Privatization		—	—	—	(146,278)	—
Exchange LP Units exchanged	—	—	—	—	128	169
BPYU Units exchanged				—	8,922	11,580
Distribution reinvestment program	—	—	—	—	123	998
Issued under unit-based compensation plan	—	—	—	—	112	—
LP Units issued	—	—	—	—	—	59,497
Repurchases of LP Units	—	—	—	—	—	(76,066)
Outstanding, end of year	139	139	139	298,987	298,987	435,980

b)Units of the Operating Partnership held by Brookfield Corporation

Redeemable/Exchangeable Partnership Units
There were 529,473,303 Redeemable/Exchangeable Partnership Units outstanding at December 31, 2022 and 2021, and 451,365,017 outstanding at December 31, 2020.

Special limited partnership units
Brookfield Property Special L.P. (“Special LP”) is entitled to receive equity enhancement distributions and incentive distributions from the Operating Partnership as a result of its ownership of the Special LP Units.

There were 4,759,997 Special LP Units outstanding at December 31, 2022, 2021 and 2020.

c)Limited partnership units of Brookfield Office Properties Exchange LP
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Outstanding, beginning of year	—	2,714	2,883
Exchange LP Units exchanged (1)	—	(128)	(169)
Privatization	—	(2,586)	—
Outstanding, end of year	—	—	2,714
(1)Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

d)    FV LTIP Units
The partnership issued FV LTIP units under the Brookfield Property L.P. FV LTIP Unit Plan to certain participants in 2019. Each FV LTIP Unit will vest over a period of five years and is redeemable for LP Units or a cash payment subject to a conversion adjustment. There were 1,571,709, 1,818,717 and 1,899,661 FV LTIP Units outstanding at December 31, 2022, 2021 and 2020, respectively.

e)     Class A stock of Brookfield Properties Retail Holding LLC
In connection with the Privatization discussed in Note 3, Privatization of the Partnership, all public outstanding BPYU Units were acquired. The partnership indirectly owns all of the remaining outstanding Units.

During the year ended December 31, 2021, there were 8,922,243 BPYU Units exchanged for LP Units, 841,950 BPYU Units repurchased, 377,209 BPYU Units issued, and 6,091 BPYU Unit forfeitures.

f)    Preferred Equity Units
During the year ended December 31, 2019, the partnership issued 7,360,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 at $25.00 per unit at a coupon rate of 6.5% and 10,000,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 at $25.00 per unit at a coupon rate of 6.375%. In total $722 million of gross proceeds were raised and $24 million in underwriting and issuance costs were incurred. The Series 1 Units were redeemed in the fourth quarter of 2021.
During the year ended December 31, 2020, the partnership issued 11,500,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 at $25.00 per unit at a coupon rate of 5.75%. In total $288 million of gross proceeds were raised and $9 million in underwriting and issuance costs were incurred. At December 31, 2022, Preferred Equity Units had a total carrying value of $699 million (December 31, 2021 - $699 million).

g)    Distributions
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2022	2021	2020
Limited partners	$419	$358	$583
Holders of:
Redeemable/exchangeable partnership units	743	499	581
Special LP Units	5	5	6
Exchange LP Units	—	1	4
FV LTIP of the Operating Partnership	2	2	2
BPYU Units	—	13	68
Total distributions	$1,169	$878	$1,244
Per unit(1)	$1.40	$1.05	$1.33
(1)Per unit outstanding on the record date for each.